NOTES PAYABLE (Details 1) - USD ($)	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Non-Related Party Notes Payable	$ 104,183			$ 79,183	$ 169,574
Convertible Notes Payable		$ 225,000	$ 275,000
Non-Related Party Notes Payable [Member]
Convertible Notes Payable with Detached Free-standing Warrants	1,005,000			0
Convertible Notes Payable	56,683			56,683	143,136
Conventional Non-Convertible Notes Payable	42,500			42,500	21,438
Notes Payable with Detached Free-standing Warrants	5,000			5,000	5,000
Unamortized Debt Discount	(901,121)			0
Net Non-Related Party Notes Payable	208,062			104,183
Current portion	104,183			79,183	0
Convertible Notes Payable	103,879			25,000	$ 169,574
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member]
Current portion	$ 42,500			$ 42,500